Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001437249
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2021
Prospectus Date	rr_ProspectusDate	Jan. 29, 2021
Sound Mind Investing Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SOUND MIND INVESTING FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the SMI Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The SMI Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Fund’s performance. During the most recent fiscal year, the SMI Fund’s portfolio turnover rate was 214.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.07%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the SMI Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the SMI Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the SMI Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The SMI Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “Stock Upgrading” strategy. This strategy is a systematic investment approach that is based on the belief of SMI Advisory Services, LLC (the “Advisor”), the SMI Fund’s adviser, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of at least 12 months, they may be monitored by the Advisor as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance (meaning the prior 12 months) relative to their peers as determined by a combination of size and investment style criteria.

The SMI Fund primarily invests in open-end equity mutual funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) using its Stock Upgrading strategy. Generally, Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Underlying Funds are typically categorized into the following six groups: Large Value, Large Growth, Small Value, Small Growth, International, and Non-Diversified (which includes concentrated and other higher-risk funds that aren’t normally included in the five other risk categories). Target allocations for each of the six risk categories are monitored continuously and can shift based on relative performance, however, each asset class’s target typically makes up 0% - 50% of the overall Stock Upgrading portfolio. Note that Stock Upgrading incorporates defensive protocols that can occasionally shift part or all of the portfolio holdings out of equity funds and into holdings focused on fixed income and/or cash based on the Advisor’s proprietary indicators.

The SMI Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the SMI Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Fund’s assets among the various underlying funds in which it invests.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Stock Upgrading strategy similar to the strategy utilized by the SMI Fund. Although mutual funds purchased by the SMI Fund generally will be highly ranked in the Newsletter, the SMI Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available only to institutional investors.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the SMI Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Fund. Below are some of the specific risks of investing in the SMI Fund. Insofar as the SMI Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Stock Market Risk. Overall stock market risks may affect the value of the Funds. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by each Fund on a daily basis, and, as a result, such movements may negatively affect the Funds’ net asset value per share (“NAV”). When the value of the a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk. The SMI Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Fund invests in another mutual fund or an ETF (Underlying Funds), the SMI Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The SMI Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Pandemic Risk. The global outbreak of the COVID-19 virus and the resulting pandemic has disrupted global economic markets and contributed to significant volatility in certain markets, and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The performance of the SMI Fund may be impacted by COVID-19, which may in turn impact the value of your investment.

Style Risk. The SMI Fund may invest in Underlying Funds that use growth- and/or value- oriented investing styles, or other styles. If the Underlying Fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the Underlying Fund’s return and ultimately reducing the SMI Fund’s return, or causing it to lose money on the investment. With respect to Underlying Funds with a value investing approach, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the adviser believes are their full value. They may even decrease in value.

Small- and Mid-Cap Risk. To the extent the SMI Fund invests in other investment companies that invest in small- and mid-cap companies, the SMI Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the SMI Fund’s shares.

Portfolio Turnover Risk. The SMI Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the SMI Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China's military (the "Order"). The Order applies to the publicly traded securities of any company designated as a "Communist Chinese military company" ("CCMC") by the U.S. Department of Defense or the U.S. Treasury's Office of Foreign Assets Control ("OFAC"), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Fixed Income Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the SMI Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the SMI Fund’s return.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Fund invests focus their investments in a particular industry or sector, the SMI Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the SMI Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, index futures contracts and options thereon, and currency forwards. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Non-Diversification Risk. Underlying Funds in which the SMI Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk. Because the SMI Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Fund.

Cybersecurity Risk. The SMI Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI Fund may invest, which may cause the SMI Fund’s investments in such companies to lose value. There is no guarantee the SMI Fund will be successful in protecting against cybersecurity breaches.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the SMI Fund's returns and share price will fluctuate, and you may lose money by investing in the SMI Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the SMI Fund is not insured or guaranteed by any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Underlying Funds in which the SMI Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the SMI Fund’s investment results have varied from year to year. The table below shows how the SMI Fund’s average annual total returns for the one-year, five-year and ten-year periods compare to those of two broad-based securities market indices, and to a custom index. The SMI Fund began operations on December 2, 2005 as a separate series of Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of Valued Advisers Trust. Performance shown below for the periods prior to February 28, 2013 is for the Predecessor Fund. This information provides some indication of the risks of investing in the SMI Fund. Past performance of the Predecessor Fund and the SMI Fund is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the SMI Fund's investment results have varied from year to year. The table below shows how the SMI Fund's average annual total returns for the one-year, five-year and ten-year periods compare to those of two broad-based securities market indices, and to a custom index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Predecessor Fund and the SMI Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:
Best Quarter:	4th Quarter, 2020, 18.98%
Worst Quarter:	1st Quarter, 2020, (22.06)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the SMI Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the SMI Fund’s website at www.smifund.com.

Sound Mind Investing Fund | Wilshire 5000 Total Market Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.82%
5 Years	rr_AverageAnnualReturnYear05	15.52%
10 Years	rr_AverageAnnualReturnYear10	13.79%
Sound Mind Investing Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Sound Mind Investing Fund | SMI Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.20%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.99%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.20%	[1]
Sound Mind Investing Fund | Sound Mind Investing Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMIFX
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,306
Annual Return 2011	rr_AnnualReturn2011	(7.24%)
Annual Return 2012	rr_AnnualReturn2012	10.51%
Annual Return 2013	rr_AnnualReturn2013	35.52%
Annual Return 2014	rr_AnnualReturn2014	3.89%
Annual Return 2015	rr_AnnualReturn2015	(2.83%)
Annual Return 2016	rr_AnnualReturn2016	7.59%
Annual Return 2017	rr_AnnualReturn2017	17.47%
Annual Return 2018	rr_AnnualReturn2018	(8.70%)
Annual Return 2019	rr_AnnualReturn2019	19.29%
Annual Return 2020	rr_AnnualReturn2020	20.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.06%)
1 Year	rr_AverageAnnualReturnYear01	20.76%
5 Years	rr_AverageAnnualReturnYear05	10.70%
10 Years	rr_AverageAnnualReturnYear10	8.83%
Sound Mind Investing Fund | Sound Mind Investing Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.76%
5 Years	rr_AverageAnnualReturnYear05	8.73%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Sound Mind Investing Fund | Sound Mind Investing Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	7.79%
10 Years	rr_AverageAnnualReturnYear10	6.43%
SMI 50/40/10 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION - SMI 50/40/10 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SMI 50/40/10 Fund (the “SMI 50/40/10 Fund” and previously, the “SMI Conservative Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the SMI 50/40/10 Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The SMI 50/40/10 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI 50/40/10 Fund’s performance.  During the most recent fiscal year, the SMI 50/40/10 Fund’s portfolio turnover rate was 252.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	252.74%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the SMI 50/40/10 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the SMI 50/40/10 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the SMI 50/40/10 Fund’s operating expenses remain the same. Only the one-year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

SMI Advisory Services, LLC (the “Advisor”), the SMI 50/40/10 Fund’s adviser, allocates the SMI 50/40/10 Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

50% - Dynamic Asset Allocation Strategy

40% - Stock Upgrading Strategy

10% - Sector Rotation Strategy

Dynamic Asset Allocation Strategy. This strategy involves investing in open-end mutual funds and exchange-traded funds (“ETFs”) (collectively “Underlying Funds”) that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Advisor will invest in each of the three “best” asset classes as determined by the Advisor. The Advisor generally divides investments into each of the three categories into approximately equal amounts. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Advisor periodically rebalances the SMI 50/40/10 Fund’s asset allocation in response to market conditions as well as to balance the SMI 50/40/10 Fund’s exposure to the chosen asset classes. The SMI 50/40/10 Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The SMI 50/40/10 Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The SMI 50/40/10 Fund may also invest directly in such companies. The SMI 50/40/10 Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The SMI 50/40/10 Fund may also invest directly in such companies. The SMI 50/40/10 Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI 50/40/10 Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the SMI 50/40/10 Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Real Estate – The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in real estate securities. The SMI 50/40/10 Fund may also invest in real estate investment trusts (“REITs”).

Precious Metals –The SMI 50/40/10 Fund may invest in Underlying Funds that invest primarily in precious metals. The SMI 50/40/10 Fund may also invest in Underlying Funds that invest in mining and other precious metal related companies. The SMI 50/40/10 Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes; they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) –The SMI 50/40/10 Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the foregoing.

Stock Upgrading Strategy – This strategy is a systematic investment approach that is based on the belief of the Advisor that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of a minimum of 12 months, they may be monitored by the Advisor as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The SMI 50/40/10 Fund primarily invests this portion of the portfolio in Underlying Funds using its Stock Upgrading strategy. Generally, the Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Underlying Funds are typically categorized into the following six groups: Large Value, Large Growth, Small Value, Small Growth, International, and Non-Diversified (which includes concentrated and other higher-risk funds that aren’t normally included in the five other risk categories). Target allocations for each of the six risk categories are monitored continuously and can shift based on relative performance, however, each asset class’s target typically makes up 0% - 50% of the overall Stock Upgrading strategy portfolio. Note that Stock Upgrading incorporates defensive protocols that can occasionally shift part or all of the portfolio holdings out of equity funds and into holdings focused on fixed income and/or cash based on the Advisor’s proprietary indicators.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Stock Upgrading Strategy similar to the strategy utilized by the SMI 50/40/10 Fund. Although mutual funds purchased by the SMI 50/40/10 Fund generally will be highly ranked in the Newsletter, the SMI 50/40/10 Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but only to institutional investors.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Sector Rotation Strategy – This strategy involves the Advisor selecting from a universe of Underlying Funds it has compiled using proprietary methods. Generally, the Underlying Funds with a strong focus on a particular sector are chosen. This universe is specifically designed by the Advisor to balance exposure to a wide variety of market sectors and industries. This universe includes leveraged, non-leveraged and inverse Underlying Funds. The Advisor ranks these Underlying Funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Advisor purchases one or more Underlying Funds to gain the desired exposure to that particular sector. In the Sector Rotation Strategy portion of the SMI 50/40/10 Fund’s portfolio, exposure may be to as few as one or two sectors at any given time, and as few as one Underlying Fund may be utilized to achieve this exposure.

The SMI 50/40/10 Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the 50/40/10 Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI 50/40/10 Fund’s assets among the various Underlying Funds in which it invests.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the SMI 50/40/10 Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI 50/40/10 Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI 50/40/10 Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI 50/40/10 Fund. Below are some of the specific risks of investing in the SMI 50/40/10 Fund. Insofar as the SMI 50/40/10 Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

Stock Market Risk. Overall stock market risks may affect the value of the Funds. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by each Fund on a daily basis, and, as a result, such movements may negatively affect the Funds’ net asset value per share (“NAV”). When the value of the a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk. The SMI 50/40/10 Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI 50/40/10 Fund’s overall performance may suffer.

Pandemic Risk. The global outbreak of the COVID-19 virus and the resulting pandemic has disrupted global economic markets and contributed to significant volatility in certain markets, and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The performance of the SMI 50/40/10 Fund may be impacted by COVID-19, which may in turn impact the value of your investment.

Other Investment Company Securities Risks. When the SMI 50/40/10 Fund invests in another mutual fund or an ETF (Underlying Funds), the SMI 50/40/10 Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI 50/40/10 Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI 50/40/10 Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivatives transactions by the Underlying Funds). The SMI 50/40/10 Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the SMI 50/40/10 Fund invests in inverse or leveraged ETFs, the value of the SMI 50/40/10 Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that invest in fixed income securities, the SMI 50/40/10 Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the SMI 50/40/10 Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI 50/40/10 Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI 50/40/10 Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI 50/40/10 Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI 50/40/10 Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI 50/40/10 Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI 50/40/10 Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI 50/40/10 Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI 50/40/10 Fund or an Underlying Fund may lose its entire investment, which will affect the SMI 50/40/10 Fund’s return.

Portfolio Turnover Risk. The SMI 50/40/10 Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the SMI 50/40/10 Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China's military (the "Order"). The Order applies to the publicly traded securities of any company designated as a "Communist Chinese military company" ("CCMC") by the U.S. Department of Defense or the U.S. Treasury's Office of Foreign Assets Control ("OFAC"), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Real Estate Risk. The SMI 50/40/10 Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The SMI 50/40/10 Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the SMI 50/40/10 Fund invests in addition to the expenses incurred directly by the SMI 50/40/10 Fund.

Credit Default Swaps Product Risk.  To the extent that the SMI 50/40/10 Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation.  These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI 50/40/10 Fund.  The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk.  To the extent that the SMI 50/40/10 Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the SMI 50/40/10 Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI 50/40/10 Fund.

Small- and Mid-Cap Stocks Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI 50/40/10 Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the SMI 50/40/10 Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI 50/40/10 Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI 50/40/10 Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI 50/40/10 Fund to fail the income source component of the RIC requirements. If, in any year, the SMI 50/40/10 Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI 50/40/10 Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI 50/40/10 Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the SMI 50/40/10 Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the SMI 50/40/10 Fund is subject to the risk associated with such derivatives. Additionally, with respect to the equity investments of the Fund, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI 50/40/10 Fund.

Underlying Funds may use derivatives such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI 50/40/10 Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI 50/40/10 Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI 50/40/10 Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI 50/40/10 Fund invests focus their investments in a particular industry or sector, the SMI 50/40/10 Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessary correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI 50/40/10 Fund invests may not produce the best results and may increase the volatility of the SMI 50/40/10 Fund’s share price.

Volatility Risk. The value of the SMI 50/40/10 Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Non-Diversification Risk. Underlying Funds in which the SMI 50/40/10 Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Cash Risk. From time to time, the SMI 50/40/10 Fund may hold a substantial cash position. If the market advances during periods when the SMI 50/40/10 Fund is holding a large cash position, the SMI 50/40/10 Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the SMI 50/40/10 Fund uses a money market fund for its cash position, there will be some duplication of expenses because the SMI 50/40/10 Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the SMI 50/40/10 Fund’s direct fees and expenses.

Cybersecurity Risk. The SMI 50/40/10 Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI 50/40/10 Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI 50/40/10 Fund may invest, which may cause the SMI 50/40/10 Fund’s investments in such companies to lose value. There is no guarantee the SMI 50/40/10 Fund will be successful in protecting against cybersecurity breaches.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the SMI 50/40/10 Fund's returns and share price will fluctuate, and you may lose money by investing in the SMI 50/40/10 Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the SMI 50/40/10 Fund is not insured or guaranteed by any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Underlying Funds in which the SMI 50/40/10 Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the SMI 50/40/10 Fund’s investment results have varied from year to year. The table below shows how the SMI 50/40/10 Fund’s average annual total returns for the one-year and since inception periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond© Index. The SMI 50/40/10 Fund began operations on April 29, 2015. Past performance of the SMI 50/40/10 Fund is not necessarily an indication of how the Fund will perform in the future. Effective April 27, 2018, the SMI 50/40/10 Fund was merged with another mutual fund (the “Merged Fund”) advised by the Advisor, and the SMI 50/40/10 Fund materially revised its strategies so as to reflect the investment strategies of the Merged Fund. Performance prior to April 27, 2018 in the bar chart and table reflects the performance of the Merged Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the SMI 50/40/10 Fund's investment results have varied from year to year. The table below shows how the SMI 50/40/10 Fund's average annual total returns for the one-year and since inception periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond© Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the SMI 50/40/10 Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:
Best Quarter:	2nd Quarter, 2020, 12.51%
Worst Quarter:	4th Quarter, 2018, (13.35)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the SMI 50/40/10 Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

SMI 50/40/10 Fund | Wilshire 5000© Total Market Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.82%
5 Years	rr_AverageAnnualReturnYear05	15.52%
Since Inception	rr_AverageAnnualReturnSinceInception	13.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2015
SMI 50/40/10 Fund | Bloomberg Barclays U.S. Aggregate Bond© Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2015
SMI 50/40/10 Fund | Weighted Index (60% of the Wilshire 5000© Total Market Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond© Index)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	11.31%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2015
SMI 50/40/10 Fund | SMI 50/40/10 Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMILX
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	946
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,060
Annual Return 2016	rr_AnnualReturn2016	3.92%
Annual Return 2017	rr_AnnualReturn2017	18.62%
Annual Return 2018	rr_AnnualReturn2018	(7.81%)
Annual Return 2019	rr_AnnualReturn2019	12.77%
Annual Return 2020	rr_AnnualReturn2020	17.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1335.00%)
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2015
SMI 50/40/10 Fund | SMI 50/40/10 Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.25%
5 Years	rr_AverageAnnualReturnYear05	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2015
SMI 50/40/10 Fund | SMI 50/40/10 Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2015
SMI Dynamic Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SMI Dynamic Allocation Fund (the “SMI Dynamic Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the SMI Dynamic Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The SMI Dynamic Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Dynamic Allocation Fund’s performance. During the most recent fiscal year, the SMI Dynamic Allocation Fund’s portfolio turnover rate was 275.33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	275.33%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the SMI Dynamic Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the SMI Dynamic Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the SMI Dynamic Allocation Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

SMI Advisory Services, LLC (the “Advisor”), the adviser to the SMI Dynamic Allocation Fund, uses a “Dynamic Asset Allocation” strategy to achieve the SMI Dynamic Allocation Fund’s investment objective. This strategy involves the Advisor investing in open-end mutual funds and exchange-traded funds (“ETFs”) (collectively “Underlying Funds”) that invest in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes great value can be added by adjusting portfolio exposure between the six asset classes as changes in market environments are identified. Generally, the Advisor will invest in each of the three “best” asset classes as determined by the Advisor. The Advisor generally divides investments into each of the three categories into approximately equal amounts. The factors considered in determining which asset classes are best at a particular point in time include, but are not limited to each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, and historical volatility. The Advisor periodically rebalances the SMI Dynamic Allocation Fund’s asset allocation in response to market conditions as well as to balance the SMI Dynamic Allocation Fund’s exposure to the chosen asset classes. The Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The SMI Dynamic Allocation Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The SMI Dynamic Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The SMI Dynamic Allocation Fund may also invest directly in such companies. The SMI Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI Dynamic Allocation Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the SMI Dynamic Allocation Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Real Estate – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in real estate securities. The Underlying Funds may also invest in real estate investment trusts (“REITs”).

Precious Metals – The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in precious metals. The SMI Dynamic Allocation Fund may also invest in ETFs or other investment companies that invest in mining and other precious metal related companies. The SMI Dynamic Allocation Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in precious metals. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes; they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Cash (and cash equivalents) –The SMI Dynamic Allocation Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the foregoing.

The SMI Dynamic Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Dynamic Allocation Fund’s assets among the various Underlying Funds in which the SMI Dynamic Allocation Fund invests.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the SMI Dynamic Allocation Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Dynamic Allocation Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Dynamic Allocation Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Dynamic Allocation Fund. Below are some of the specific risks of investing in the SMI Dynamic Allocation Fund. Insofar as the SMI Dynamic Allocation Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

Stock Market Risk. Overall stock market risks may affect the value of the Funds. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by each Fund on a daily basis, and, as a result, such movements may negatively affect the Funds’ net asset value per share (“NAV”). When the value of the a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk. The SMI Dynamic Allocation Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Dynamic Allocation Fund’s overall performance may suffer.

Pandemic Risk. The global outbreak of the COVID-19 virus and the resulting pandemic has disrupted global economic markets and contributed to significant volatility in certain markets, and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The performance of the SMI Dynamic Allocation Fund may be impacted by COVID-19, which may in turn impact the value of your investment.

Other Investment Company Securities Risks. When the SMI Dynamic Allocation Fund invests in another mutual fund or an ETF (Underlying Funds), the SMI Dynamic Allocation Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Dynamic Allocation Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Dynamic Allocation Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the Underlying Funds). The SMI Dynamic Allocation Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in fixed income securities, the SMI Dynamic Allocation Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the SMI Dynamic Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI Dynamic Allocation Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The SMI Dynamic Allocation Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI Dynamic Allocation Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI Dynamic Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI Dynamic Allocation Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Dynamic Allocation Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI Dynamic Allocation Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI Dynamic Allocation Fund or an Underlying Fund may lose its entire investment, which will affect the SMI Dynamic Allocation Fund’s return.

Portfolio Turnover Risk. The SMI Dynamic Allocation Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the SMI Dynamic Allocation Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China's military (the "Order"). The Order applies to the publicly traded securities of any company designated as a "Communist Chinese military company" ("CCMC") by the U.S. Department of Defense or the U.S. Treasury's Office of Foreign Assets Control ("OFAC"), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Real Estate Risk. The SMI Dynamic Allocation Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The SMI Dynamic Allocation Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the SMI Dynamic Allocation Fund invests in addition to the expenses incurred directly by the SMI Dynamic Allocation Fund.

Credit Default Swaps Product Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI Dynamic Allocation Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the SMI Dynamic Allocation Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Dynamic Allocation Fund.

Small- and Mid-Cap Stock Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Dynamic Allocation Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the SMI Dynamic Allocation Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from these investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Dynamic Allocation Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the SMI Dynamic Allocation Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Dynamic Allocation Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Dynamic Allocation Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Dynamic Allocation Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Dynamic Allocation Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Dynamic Allocation Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or as corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the SMI Dynamic Allocation Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the SMI Dynamic Allocation Fund is subject to the risks associated with such derivatives. Additionally, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Dynamic Allocation Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Dynamic Allocation Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Dynamic Allocation Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Dynamic Allocation Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Dynamic Allocation Fund invests focus their investments in a particular industry or sector, the Dynamic Allocation Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI Dynamic Allocation Fund invests may not produce the best results and may increase the volatility of the SMI Dynamic Allocation Fund’s share price.

Volatility Risk. The value of the SMI Dynamic Allocation Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Cash Risk. From time to time, the SMI Dynamic Allocation Fund may hold a substantial cash position. If the market advances during periods when the SMI Dynamic Allocation Fund is holding a large cash position, the SMI Dynamic Allocation Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the SMI Dynamic Allocation Fund uses a money market fund for its cash position, there will be some duplication of expenses because the SMI Dynamic Allocation Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the SMI Dynamic Allocation Fund’s direct fees and expenses.

Cybersecurity Risk. The SMI Dynamic Allocation Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI Dynamic Allocation Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI Dynamic Allocation Fund may invest, which may cause the SMI Dynamic Allocation Fund’s investments in such companies to lose value. There is no guarantee the SMI Dynamic Allocation Fund will be successful in protecting against cybersecurity breaches.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the SMI Dynamic Allocation Fund's returns and share price will fluctuate, and you may lose money by investing in the SMI Dynamic Allocation Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the SMI Dynamic Allocation Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the SMI Dynamic Allocation Fund’s investment results have varied from year to year. The table below shows how the SMI Dynamic Allocation Fund’s average annual total returns for the one-year, five-year and since inception periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond© Index. The SMI Dynamic Allocation Fund began operations on February 28, 2013. Past performance of the SMI Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the SMI Dynamic Allocation Fund's investment results have varied from year to year. The table below shows how the SMI Dynamic Allocation Fund's average annual total returns for the one-year, five-year and since inception periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the Wilshire 5000© Total Market Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond© Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the SMI Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:
Best Quarter:	4th Quarter, 2014, 8.35%
Worst Quarter:	4th Quarter, 2018, (7.29)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the SMI Dynamic Allocation Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

SMI Dynamic Allocation Fund | Wilshire 5000© Total Market Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.82%
5 Years	rr_AverageAnnualReturnYear05	15.52%
Since Inception	rr_AverageAnnualReturnSinceInception	14.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | Bloomberg Barclays U.S. Aggregate Bond© Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | Weighted Index (60% of the Wilshire 5000© Total Market Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond© Index)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	11.31%
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMIDX
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,813
Annual Return 2014	rr_AnnualReturn2014	12.03%
Annual Return 2015	rr_AnnualReturn2015	(8.19%)
Annual Return 2016	rr_AnnualReturn2016	(1.80%)
Annual Return 2017	rr_AnnualReturn2017	14.11%
Annual Return 2018	rr_AnnualReturn2018	(6.12%)
Annual Return 2019	rr_AnnualReturn2019	9.47%
Annual Return 2020	rr_AnnualReturn2020	9.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.29%)
1 Year	rr_AverageAnnualReturnYear01	9.63%
5 Years	rr_AverageAnnualReturnYear05	4.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.36%
5 Years	rr_AverageAnnualReturnYear05	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013

[1]	The Custom Index is comprised of 20% Russell 1000 Value Index, 20% Russell 1000 Growth Index, 20% Russell 2000 Value Index, 20% Russell 2000 Growth Index, and 20% MSCI EAFE Index.
[2]	"Total Annual Fund Operating Expenses" shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude "Acquired Fund Fees and Expenses."
[3]	The Advisor has contractually agreed to waive its fee and/or reimburse expenses to the extent necessary so that the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.15% of the SMI 50/40/10 Fund's average daily net assets through February 28, 2022. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the SMI 50/40/10 Fund within the three years following the date of such waiver or reimbursement, provided that the SMI 50/40/10 Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation at the time of the repayment. This expense cap may not be terminated prior to this date except by the Board of Trustees.